Convertible Loans and Shareholder Loans (Details)				1 Months Ended								2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Sep. 25, 2021	Apr. 30, 2022 HKD ($)	Feb. 28, 2021 HKD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 HKD ($)	Jan. 31, 2019 USD ($) $ / shares	Jan. 31, 2019 HKD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares shares	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 25, 2023	Oct. 31, 2022 USD ($)	Oct. 31, 2022 HKD ($)	Oct. 25, 2022	Apr. 30, 2022 USD ($) $ / shares	Apr. 30, 2022 HKD ($)	Mar. 31, 2021 HKD ($)	Feb. 28, 2021 CNY (¥)	Jan. 31, 2019 HKD ($)
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan	¥ 137,500,000													¥ 137,500,000	$ 500,000
Convertible shares (in Dollars) | ¥
Current liability at amortized cost	23,207,757												¥ 21,449,891	23,207,757	3,161,323
Convertible shares (in Shares) | shares													1,297,392
Outstanding balance | ¥													¥ 3,796,246	4,107,357
Shareholder loans, at amortized cost	16,483,576												16,483,576	16,483,576	2,429,378
January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																							$ 15,700,000			$ 15,700,000	$ 15,700,000		$ 23,500,000
Interest rate percentage			8.00%	8.00%			8.00%	6.00%	6.00%	12.00%	12.00%
Convertible shares (in Dollars)				$ 1					$ 1		$ 1
Convertible preferred share price (in Dollars per share) | $ / shares							$ 37.92	$ 57.12		$ 63.2
Minimum ordinary shares value (in Dollars)										$ 400,000,000
Repaid amount (in Dollars)					$ 7,800,000
Fair value of new debt instruments													2,900,000		$ 500,000
Repayment of the indebtedness (in Dollars)																						$ 20,000,000			$ 20,000,000
Percentage of interest per annum																					8.00%			8.00%
Current liability at amortized cost | ¥	14,180,240												13,106,161	14,180,240
November 2020 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan						$ 700,000
Interest rate percentage						8.00%
Current liability at amortized cost | ¥	4,920,160												¥ 4,547,484	4,920,160
February 2021 Shareholders Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan																	¥ 42,743,735	$ 6,081,228
Interest rate percentage					8.00%
Current liability at amortized cost | ¥																												¥ 6,891,043
Accrued interest	¥ 7,836,913	$ 1,098,376
Adjusted for reverse split share (in Shares) | shares													48,246
Reverse stock splits													1:25 reverse split
Outstanding balance | ¥													¥ 16,483,576	¥ 16,483,576
Shareholder loans, at amortized cost | ¥																			¥ 64,772,782	¥ 56,928,815
August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Reverse stock splits				1:25 reverse split
June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan | ¥																¥ 25,000,000
June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan												$ 2,350,000
Conversion price per share (in Dollars per share) | $ / shares															$ 13.65
Convertible shares (in Shares) | shares												327,852
Repayment of Convertible Loans | ¥													¥ 126,200,000
Percentage of gross proceeds													20.00%
Principal amount being redeemed													105.00%
Number of shares underlying warrants acquire (in Shares) | shares													910,357		910,357
Fourth Amendment [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Fair value of new debt instruments													¥ 5,900,000		$ 900,000
Class A Ordinary Shares [Member]
Convertible Loans and Shareholder Loans [Line Items]
Convertible loan															$ 2,000,000
Convertible preferred share price (in Dollars per share) | ¥ / shares													¥ 3.3
Convertible shares (in Shares) | shares													9,924,598
Class A Ordinary Shares [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																									$ 266
Total subscription price (in Dollars)																									$ 2,405,964
Class A Ordinary Shares [Member] | August 2021 Convertible Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Reverse stock splits				1:25 reverse split
Class A Ordinary Shares [Member] | Minimum [Member] | June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 6.6
Class A Ordinary Shares [Member] | Maximum [Member] | June 2025 Convertible Loans [Member]
Convertible Loans and Shareholder Loans [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 9.7
IPO [Member] | January 2019 Shareholder Loan [Member]
Convertible Loans and Shareholder Loans [Line Items]
Minimum ordinary shares value (in Dollars)								$ 400,000,000